AMERISTOCK MUTUAL FUND INC
AMERISTOCK MUTUAL FUND INC
Investment Objective
The investment objective of Ameristock Mutual Fund, Inc. (the “Fund”) is to seek total return through capital appreciation and current income by investing primarily in equity securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AMERISTOCK MUTUAL FUND INC
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		AMERISTOCK MUTUAL FUND INC
Management Fees	[1]	0.88%
Distribution (12b-1) Fees		none
Other Expenses		0.04%
Total Annual Fund Operating Expenses		0.92%
[1]	Fund fees are assessed at 1.00% of average net assets for the first $100 million, and 0.75% of average net assets thereafter. For the period ended June 30, 2012, the expense ratio of the Fund was 0.92%.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
AMERISTOCK MUTUAL FUND INC	94	293	509	1,130

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
AMERISTOCK MUTUAL FUND INC	94	293	509	1,130

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will likely result in higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio. This represents a decrease in the turnover rate from the fiscal year ended June 30, 2011, which was at a rate of 90% of the average value of the portfolio and was mostly attributed due to a change in portfolio strategy. The turnover rate of 24% for the most recent fiscal year represents a more normal portfolio turnover rate for the Fund.

Principal Investment Strategies
The Fund pursues its investment objective principally by investing in common stock, focusing on large capitalization companies headquartered in the United States. To achieve the current income component of this Fund’s investment objective, the Fund invests primarily in companies that pay dividends.

Ameristock Corporation, the Fund’s investment adviser (the “Adviser”), emphasizes a “value” style of investing, generally investing the Fund’s assets in stocks selling at reasonable prices in relation to the Adviser’s assessment of their potential value. The Adviser may consider, among other factors, a company’s ratios of share price to earnings, sales and book value and its dividend yield in assessing whether the company’s stock is reasonably priced. To a lesser extent the Fund may also invest in stocks experiencing accelerated earnings or revenue growth (“growth stocks”) in order to be represented in that portion of the stock market. The Fund will normally sell a stock when the Adviser decides that the stock no longer meets the investment criteria described above. Up to 20% of the total value of the Fund’s stock holdings may be invested in stocks of companies headquartered outside the United States.

Principal Risks
Investment in the Fund is subject to the following principal risks:

•	The value of securities in the Fund’s portfolio will go up and down. Consequently, the Fund’s share price may decline and you could lose money.
•	The stock market is subject to significant fluctuations in value as a result of political, economic and market developments. If the stock market declines in value, the Fund is likely to decline in value.
•	Because of changes in the financial condition or prospects of specific companies, the individual stocks selected by the Fund may decline in value, thereby causing the Fund to decline in value.
•	There is no assurance that the Fund’s “value” style of investing will achieve its desired result. In fact, the Fund may decline in value as a result of emphasizing this style of investing. Securities purchased by the Fund may remain undervalued by the market, or may not actually have the potential for appreciation that the Adviser originally expected.
•	“Growth” stocks generally are more expensive relative to the earnings or assets of the company issuing the stock than other types of stocks. Consequently, these stocks tend to be more volatile than other types of stocks. In particular, growth stocks are very sensitive to changes in earnings.
•	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Performance
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one-year, five-year and ten-year periods and for the life of the Fund compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.ameristock.com.

Ameristock Mutual Fund, Inc. (for each year ended December 31)

The Fund’s return for the six-month period ended June 30, 2012 was 6.45%.

High and Low Quarterly Returns. During the periods reflected in the above chart, the highest return for a quarter was 17.18% (quarter ended June 30, 2009) and the lowest return for a quarter was –21.56% (quarter ended December 31, 2008).

Average Annual Total Returns (For the period ended December 31, 2011)
Average Annual Total Returns	1 Year	5 Years	10 Years	Life of Fund	Inception Date
AMERISTOCK MUTUAL FUND INC	3.49%	0.95%	1.62%	8.46%	Aug. 31, 1995
AMERISTOCK MUTUAL FUND INC After Taxes on Distributions	3.31%	1.44%	1.13%	7.75%	Aug. 31, 1995
AMERISTOCK MUTUAL FUND INC After Taxes on Distributions and Sales	2.53%	0.86%	1.30%	7.33%	Aug. 31, 1995
AMERISTOCK MUTUAL FUND INC S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	2.11%	0.25%	2.92%	6.98%	Aug. 31, 1995

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Returns After Taxes on Distributions and Sale of Fund Shares may be higher than Returns Before Taxes and Returns After Taxes on Distributions when a net capital loss occurs upon the redemption of fund shares.